UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04995

SIT U.S. GOVERNMENT SECURITIES

FUND, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street,

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end: March 31, 2011

Date of reporting period: December 31, 2011

Item 1.	Schedule of Investments

Sit U.S. Government Securities Fund, Inc.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2011

Sit U.S. Government Securities Fund

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Mortgage Pass-Through Securities - 42.1%
Federal Home Loan Mortgage Corporation - 10.9%
12,846	5.50	8/1/17	13,709
202,644	5.50	3/1/33	220,856
180,124	6.38	12/1/26	206,590
74,441	6.38	12/1/27	84,726
3,984,393	6.50	11/1/27	4,445,852
167,452	6.50	8/1/29	186,845
754,386	6.50	4/1/34	845,431
911,318	6.50	10/1/36	1,028,635
3,064,160	6.50	1/1/38	3,465,960
946,636	6.88	2/17/31	1,099,442
32,674	7.00	2/1/16	32,821
116,679	7.00	8/1/27	132,139
148,312	7.00	8/1/27	167,963
119,844	7.00	10/1/27	135,798
1,481,382	7.00	11/1/27	1,689,285
5,657,410	7.00	2/1/28	6,480,248
7,652,240	7.00	4/1/28	8,788,033
1,097,900	7.00	10/1/28	1,248,902
119,944	7.00	4/1/29	139,807
147,392	7.00	1/1/33	169,374
2,133,015	7.00	9/1/33	2,426,383
1,884,192	7.00	6/1/35	2,163,069
1,610,482	7.00	10/20/35	1,875,785
3,256,763	7.00	1/1/36	3,734,645
2,403,467	7.00	6/1/36	2,730,782
1,861,135	7.00	8/1/36	2,114,593
412,920	7.00	8/1/36	471,048
4,422,621	7.00	12/1/36	5,002,261
286,860	7.00	2/1/37	325,925
1,834,892	7.00	2/1/37	2,093,198
1,018,143	7.00	9/1/37	1,160,943
1,873,207	7.00	10/1/37	2,135,933
4,287,618	7.00	10/1/37	4,877,324
1,417,743	7.00	10/1/37	1,616,610
9,874,218	7.00	10/1/37	11,275,991
3,866,625	7.00	11/1/37	4,398,429
11,114,293	7.00	12/1/38	12,642,919
1,422,949	7.00	12/1/38	1,622,567
6,258,856	7.00	1/1/39	7,131,239
1,572,575	7.00	1/1/39	1,791,767
126,229	7.38	12/17/24	141,367
485,929	7.50	9/1/26	566,321
56,790	7.50	7/1/30	65,467
295,724	7.50	1/1/31	327,404
431,262	7.50	7/1/31	497,313
3,375,461	7.50	10/1/31	4,025,330
2,269,680	7.50	10/1/31	2,617,295
1,427,838	7.50	1/1/32	1,670,070
1,309,025	7.50	1/1/32	1,531,100

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

2,683,014	7.50	4/1/32	3,093,934
533,818	7.50	5/1/32	638,860
2,607,916	7.50	7/1/32	3,119,477
1,429,225	7.50	8/1/32	1,671,693
1,711,570	7.50	12/1/32	1,995,142
2,480,557	7.50	3/1/33	2,966,895
2,431,695	7.50	5/20/33	2,847,362
1,983,999	7.50	4/1/34	2,316,218
1,345,923	7.50	7/1/34	1,607,010
2,031,275	7.50	11/1/34	2,364,054
4,968,902	7.50	11/1/34	5,932,064
2,121,695	7.50	11/1/36	2,534,481
642,359	7.50	12/1/36	738,512
1,119,410	7.50	9/1/37	1,340,848
582,753	7.50	10/1/38	672,005
61,990	7.95	10/1/25	73,173
53,226	7.95	10/1/25	55,786
41,120	7.95	11/1/25	48,538
10,907	8.00	5/1/17	10,925
16,434	8.00	12/1/26	17,129
176,147	8.00	5/1/31	210,326
1,108,944	8.00	2/1/32	1,318,617
196,355	8.00	11/1/36	237,959
941,625	8.00	1/1/37	1,088,048
30,710	8.25	12/1/17	32,168
139,324	8.50	5/1/16	152,022
1,937	8.50	1/1/17	2,189
17,064	8.50	3/1/17	17,574
47,932	8.50	4/1/17	49,212
12,171	8.50	5/1/17	12,195
32,349	8.50	10/1/19	38,120
30,535	8.50	7/1/21	30,957
1,284,017	8.50	12/1/21	1,513,135
832,425	8.50	5/1/25	987,790
655,015	8.50	6/20/27	786,678
175,207	8.50	12/1/29	203,859
340,160	8.50	3/1/31	416,762
1,036,359	8.50	8/1/36	1,244,540
44,847	9.00	11/1/15	45,967
17,661	9.00	10/1/16	19,632
8,636	9.00	1/1/17	9,657
152,662	9.00	11/1/25	185,668
621,514	9.00	3/20/27	703,057
1,930,179	9.00	2/17/31	2,226,309
993,184	9.00	4/1/31	1,215,712
995,781	9.00	5/1/31	1,192,691
935,136	9.00	11/1/36	1,139,288
13,753	9.25	6/1/16	13,789
4,500	9.25	3/1/17	5,111
46,012	9.25	2/1/18	46,242
24,536	9.25	3/1/19	27,428
18,370	9.25	3/1/19	18,814

See accompanying notes to schedule of investments.
DECEMBER 31, 2011	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2011

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

9,573	9.50	10/1/16		10,916
31,664	9.50	4/1/18		36,957
104,290	9.50	6/17/19		119,230
487,985	9.50	12/17/21		568,416
26,393	9.75	12/1/16		29,858
50,734	9.75	12/1/17		56,450
39,035	10.00	9/1/20		45,218
681,085	10.00	3/1/21		805,397
606,520	10.00	3/17/25		688,873
411,122	10.00	3/25/25		456,734
578,316	10.00	7/1/30		700,160
14,049	10.25	2/1/17		14,094
8,332	10.50	10/1/13		8,357
107,035	10.50	6/1/19		127,254
485,075	11.00	9/17/16		545,237
184,432	11.00	8/25/20		207,308
4,934	13.00	5/1/17		5,679

				167,277,254

Federal National Mortgage Association - 24.8%
8,839	5.03	3/1/19	[1]	9,360
70,122	5.76	3/1/33		77,440
115,629	6.00	9/1/28		126,293
20,735	6.00	5/1/32		22,647
781,978	6.00	8/1/34		869,000
686,946	6.00	9/1/37		759,744
497,257	6.15	6/1/33	[1]	543,387
581,782	6.15	8/1/36	[1]	586,321
177,406	6.20	11/1/27		202,151
120,213	6.35	10/1/30		137,573
76,330	6.49	2/1/32		86,654
112,194	6.50	1/1/22		123,912
320,114	6.50	8/1/27		359,184
252,300	6.50	8/1/34		280,929
7,838,857	6.50	12/1/34		8,853,285
5,118,150	6.50	6/1/35		5,780,491
843,177	6.50	8/1/36		947,023
6,693,338	6.50	10/1/36		7,553,250
2,242,991	6.50	8/1/37		2,510,827
1,355,774	6.74	12/1/15		1,501,946
37,832	6.91	11/1/26		43,863
150,266	6.91	8/1/27		174,222
179,487	6.95	8/1/21	[1]	187,991
261,242	7.00	6/1/17		286,726
357,257	7.00	9/1/21		377,829
322,399	7.00	9/1/21		354,594
945,824	7.00	6/1/22		1,082,443
189,176	7.00	6/1/22		207,575
528,838	7.00	1/1/24		581,648
65,706	7.00	8/1/27		76,285
674,266	7.00	9/1/31		769,987
246,626	7.00	2/1/32		286,766
679,168	7.00	3/1/32		775,585

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

2,202,819	7.00	3/1/32	2,542,642
613,256	7.00	4/1/32	700,316
1,193,759	7.00	5/1/32	1,363,228
488,481	7.00	5/1/32	557,827
131,681	7.00	6/1/32	150,375
180,324	7.00	6/1/32	205,924
136,466	7.00	10/1/32	158,008
40,681	7.00	11/1/32	46,191
5,930,018	7.00	11/1/32	6,913,723
25,068,894	7.00	12/1/32	29,522,898
497,927	7.00	7/1/33	580,526
1,044,039	7.00	9/1/33	1,192,254
936,000	7.00	10/1/33	1,068,878
130,806	7.00	11/1/33	151,634
13,460,005	7.00	12/1/33	15,370,828
5,264,823	7.00	1/1/35	6,138,183
9,927,437	7.00	1/1/35	11,543,210
389,488	7.00	1/1/35	444,781
476,490	7.00	3/1/36	544,134
3,658,726	7.00	7/1/36	4,178,061
11,839,275	7.00	8/1/36	13,806,896
111,958	7.00	1/1/37	130,530
1,339,366	7.00	3/1/37	1,529,482
24,865,883	7.00	4/1/37	28,395,457
3,067,542	7.00	7/1/37	3,503,621
468,014	7.00	9/1/37	534,455
24,867,995	7.00	3/1/38	28,389,841
1,543,413	7.00	9/1/38	1,761,994
3,454,038	7.00	10/1/38	3,943,205
2,036,069	7.00	10/1/38	2,325,116
6,419,060	7.00	10/1/38	7,330,329
3,349,585	7.00	11/1/38	3,823,958
1,228,950	7.00	11/1/38	1,403,416
9,127,197	7.00	1/1/39	10,422,922
1,297,206	7.00	1/1/39	1,481,362
10,599,041	7.00	12/1/39	12,100,105
16,576,575	7.00	1/1/40	18,929,528
300,434	7.20	3/1/18	336,590
115,908	7.32	6/1/16	116,972
177,525	7.50	11/1/12	180,785
257,569	7.50	6/1/22	303,010
240,776	7.50	8/1/22	277,854
569,081	7.50	10/1/22	656,831
387,108	7.50	12/1/22	426,122
476,088	7.50	3/1/23	524,070
783,280	7.50	2/1/24	904,058
43,901	7.50	9/1/27	50,671
599,591	7.50	10/1/28	692,045
816,786	7.50	9/1/29	942,731
1,421,268	7.50	10/1/29	1,640,422
26,635	7.50	11/1/29	30,816
113,384	7.50	8/1/30	131,180

See accompanying notes to schedule of investments.
2

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2011

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

491,055	7.50	12/1/30	566,774
40,510	7.50	6/1/31	44,217
1,559,828	7.50	10/1/31	1,820,445
1,765,102	7.50	11/1/31	2,037,274
529,560	7.50	4/1/32	602,984
112,385	7.50	6/1/32	130,886
762,621	7.50	7/1/32	880,214
34,428	7.50	8/1/32	39,406
17,823	7.50	9/1/32	20,230
288,509	7.50	9/1/32	333,790
2,029,730	7.50	12/1/32	2,342,706
871,575	7.50	1/1/33	1,005,969
2,100,098	7.50	1/1/33	2,423,925
2,203,722	7.50	3/1/33	2,571,920
922,123	7.50	4/1/33	1,064,311
2,808,407	7.50	11/1/33	3,352,720
493,753	7.50	1/1/34	575,037
6,136,649	7.50	9/1/34	7,334,483
155,999	7.50	9/1/34	179,902
1,016,728	7.50	7/1/35	1,173,504
2,208,574	7.50	9/1/35	2,549,128
999,485	7.50	11/1/35	1,153,602
2,125,091	7.50	1/1/36	2,452,772
4,246,008	7.50	4/1/36	4,955,433
369,658	7.50	7/1/36	426,657
541,276	7.50	9/1/36	624,739
1,576,890	7.50	1/1/37	1,820,040
167,451	7.50	5/1/37	193,271
868,426	7.50	5/1/37	1,002,333
897,987	7.50	8/1/37	1,072,384
4,532,504	7.50	9/1/37	5,231,398
853,470	7.50	10/1/37	985,072
7,594,976	7.50	10/1/37	8,841,756
2,843,327	7.50	11/1/37	3,281,757
2,089,782	7.50	2/1/38	2,412,018
1,826,030	7.50	4/1/38	2,181,461
147,824	7.62	12/1/16	147,682
355,777	7.95	9/15/20	406,706
27,326	8.00	4/1/16	27,829
148,543	8.00	10/1/23	172,462
1,385,105	8.00	6/1/25	1,608,145
462,207	8.00	2/1/31	536,635
1,015,327	8.00	6/1/31	1,220,971
193,262	8.00	12/1/31	224,383
271,557	8.00	1/1/32	324,371
1,138,904	8.00	2/1/33	1,330,652
2,085,934	8.00	9/1/33	2,517,197
3,152,547	8.00	8/1/34	3,683,315
1,993,605	8.00	11/1/37	2,415,607
726,356	8.00	11/1/37	848,303
951,115	8.00	3/1/38	1,110,798
488,163	8.13	11/15/31	581,565

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

11,601	8.25	4/1/22	11,880
219,051	8.33	7/15/20	255,473
1,171,330	8.45	3/15/32	1,410,318
104,955	8.48	9/15/30	122,819
191,845	8.49	7/20/30	226,189
38,384	8.50	9/1/12	39,038
171,290	8.50	2/1/16	187,084
12,170	8.50	9/1/17	12,209
59,972	8.50	8/1/18	62,874
16,603	8.50	7/1/22	16,656
56,328	8.50	7/1/26	65,720
462,991	8.50	11/1/26	560,612
330,210	8.50	3/1/28	401,545
293,763	8.50	10/1/28	353,098
144,610	8.50	11/1/28	176,057
452,933	8.50	4/1/29	551,370
508,509	8.50	10/1/29	621,601
370,000	8.50	10/1/29	431,699
278,817	8.50	4/1/30	340,920
54,174	8.50	6/1/30	60,961
414,985	8.50	7/1/30	505,505
426,623	8.50	7/1/30	521,979
280,474	8.50	8/1/30	342,715
59,128	8.50	11/1/30	61,696
4,409	8.50	1/1/31	4,494
1,115,118	8.50	4/1/32	1,363,421
71,384	8.50	5/1/32	75,095
1,254,086	8.50	1/1/37	1,531,204
5,140,508	8.50	12/1/37	6,280,883
144,121	8.58	7/20/28	165,366
44,281	8.98	12/15/25	51,846
36,122	9.00	10/1/19	39,097
12,261	9.00	12/15/19	13,727
498,790	9.00	9/1/24	583,531
68,022	9.00	6/15/25	79,868
325,511	9.00	6/1/30	400,356
339,606	9.00	7/1/30	396,113
261,660	9.00	10/1/30	313,138
497,922	9.00	2/1/31	614,974
27,359	9.00	7/1/31	27,854
166,892	9.00	10/1/31	205,973
2,996,641	9.00	3/1/32	3,622,328
252,313	9.00	8/1/37	294,626
449,873	9.00	1/1/38	553,400
267,223	9.00	2/1/38	312,037
31,586	9.25	10/1/16	31,862
68,862	9.25	2/1/17	77,965
114,438	9.36	5/15/28	136,755
15,891	9.50	11/1/18	18,481
34,633	9.50	5/1/19	40,853
28,102	9.50	10/1/19	31,370
294,008	9.50	3/1/20	347,151

See accompanying notes to schedule of investments.
DECEMBER 31, 2011	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2011

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

374,318	9.50	7/1/20	443,350
48,641	9.50	9/1/20	55,903
36,637	9.50	10/15/20	42,270
39,288	9.50	12/15/20	45,386
9,513	9.50	12/15/20	11,003
10,590	9.50	3/1/21	12,165
22,247	9.50	4/15/21	26,155
100,903	9.50	8/1/24	121,205
74,456	9.50	12/1/24	87,907
73,528	9.50	5/1/27	88,540
709,177	9.50	5/1/29	825,348
61,860	9.50	1/1/30	70,435
304,445	9.50	4/1/30	363,906
1,223,355	9.50	8/1/31	1,423,754
323,579	9.72	8/20/25	375,861
5,801	9.75	1/15/13	6,001
49,296	9.75	10/1/21	57,215
80,012	9.75	4/1/25	94,787
3,394	10.00	7/1/13	3,419
98,707	10.00	2/1/15	106,279
154,313	10.00	3/1/15	170,878
10,305	10.00	11/1/16	10,515
18,268	10.00	9/1/19	18,740
8,946	10.00	1/1/21	10,816
61,417	10.00	1/1/24	71,255
165,289	10.00	2/1/28	205,877
452,940	10.00	6/1/30	547,488
117,374	10.02	7/15/20	132,642
89,033	10.18	7/1/20	97,820
5,850	10.25	8/15/13	6,108
13,239	10.50	5/1/15	13,299
55,237	10.50	6/1/15	60,469
20,983	10.50	12/1/17	23,169
13,152	10.50	4/1/22	14,992
139,208	10.50	6/1/28	168,191
64,627	10.80	8/15/20	73,432
27,224	11.15	12/15/26	31,560

			382,649,991

Government National Mortgage Association - 6.4%
1,217,316	5.45	7/15/27	1,330,637
289,920	5.50	9/15/25	324,500
3,752,309	5.67	4/15/42	4,027,906
122,414	5.76	3/20/33	138,164
75,258	5.76	3/20/33	84,940
105,534	5.76	5/20/33	119,112
7,913,502	5.85	12/15/30	8,374,785
2,120,173	5.95	3/15/37	2,133,905
46,063	6.00	9/15/18	50,958
448,828	6.00	6/15/23	507,778
306,782	6.00	11/20/28	349,118
327,391	6.00	11/20/34	372,128
75,448	6.05	3/20/33	85,671

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

4,599,993	6.09	3/15/41	4,697,323
4,229,480	6.09	7/15/41	4,664,602
916,690	6.20	3/15/32	1,043,250
32,136	6.25	5/15/13	33,728
269,997	6.25	12/15/23	307,472
131,081	6.25	1/15/24	149,601
2,857,636	6.25	4/15/29	3,305,227
202,688	6.35	4/20/30	230,153
57,202	6.35	5/20/30	64,953
139,172	6.35	6/20/30	158,030
145,563	6.35	6/20/30	165,287
141,090	6.35	7/20/30	160,208
172,354	6.35	8/20/30	195,708
202,432	6.35	9/20/30	229,861
168,084	6.35	10/20/30	190,859
133,184	6.35	10/20/30	151,230
127,043	6.35	11/20/30	144,258
129,094	6.35	1/20/31	146,586
262,451	6.35	3/20/31	298,013
132,658	6.35	6/20/31	150,634
102,928	6.35	11/20/31	116,875
198,219	6.38	8/15/26	228,167
77,112	6.38	12/15/27	87,923
201,561	6.38	4/15/28	229,654
112,378	6.49	11/20/31	127,802
42,000	6.49	12/20/31	47,690
110,114	6.49	4/20/32	125,035
68,337	6.49	6/20/32	77,597
684,532	6.50	11/15/23	748,307
3,360,352	6.50	4/15/24	3,669,332
690,181	6.50	6/15/26	786,354
184,322	6.50	11/15/31	213,693
163,383	6.50	3/15/32	189,417
218,762	6.50	4/15/32	253,620
113,491	6.50	4/15/32	131,575
174,079	6.50	10/15/33	199,206
2,317,932	6.50	12/15/33	2,679,093
484,930	6.50	2/15/34	554,926
776,048	6.50	3/20/34	888,115
958,923	6.50	10/20/34	1,095,959
15,050,493	6.50	2/15/35	17,165,306
241,952	6.50	7/20/38	266,258
33,205	6.57	9/20/32	38,159
77,294	6.57	3/20/33	88,761
81,887	6.58	2/20/28	93,795
35,835	6.75	9/15/15	39,184
217,148	6.75	8/15/28	250,731
534,643	6.75	5/15/29	567,287
67,643	6.75	6/15/29	78,242
244,417	6.91	7/20/26	282,206
557,122	6.91	2/20/27	644,592
51,892	6.93	2/20/25	59,818

See accompanying notes to schedule of investments.
4

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2011

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

388,541	7.00	5/15/24	449,705
311,954	7.00	6/15/31	363,886
158,487	7.00	9/15/31	184,871
152,934	7.00	12/15/31	178,394
173,501	7.00	1/15/32	202,384
367,698	7.00	1/15/32	428,909
298,989	7.00	1/15/32	348,762
298,902	7.00	1/15/32	348,662
191,276	7.00	2/15/32	223,118
271,828	7.00	2/15/32	317,080
184,753	7.00	2/15/32	215,510
786,995	7.00	2/20/32	919,798
303,507	7.00	3/15/32	354,033
322,335	7.00	3/15/32	375,995
221,053	7.00	6/20/38	254,308
907,755	7.00	8/20/38	1,055,417
952,697	7.00	9/15/38	1,111,100
795,027	7.00	11/15/38	927,378
1,849,916	7.00	11/20/38	2,150,411
600,841	7.00	12/15/38	700,742
542,415	7.00	12/20/38	624,014
625,193	7.00	1/20/39	721,004
629,573	7.00	2/20/39	731,839
156,724	7.02	4/20/26	179,710
13,302	7.05	2/15/23	15,280
82,180	7.05	9/20/26	94,320
48,569	7.05	1/20/27	55,835
29,025	7.05	4/20/27	33,367
651,739	7.10	5/20/25	748,782
65,513	7.15	3/20/27	75,552
214,165	7.15	4/20/27	246,983
116,929	7.25	5/15/29	136,249
32,223	7.25	6/15/29	37,705
49,135	7.27	7/20/22	56,182
54,756	7.38	1/15/29	64,055
1,127,035	7.50	12/15/23	1,311,537
57,100	7.50	8/20/29	66,484
1,377,208	7.50	7/20/35	1,633,434
19,909	7.50	6/15/36	21,520
1,470,039	7.50	10/15/37	1,722,160
370,749	7.50	1/20/38	431,677
75,781	7.50	10/20/38	88,295
558,632	7.50	3/15/39	669,960
20,868	7.55	10/20/22	23,997
2,633,856	7.60	12/15/33	2,779,467
93,287	7.63	12/15/29	104,824
60,491	7.65	7/20/22	69,752
81,597	7.75	6/15/20	93,499
119,073	7.75	7/15/20	136,906
50,387	7.75	8/15/20	55,167
52,506	7.75	8/15/20	57,594
52,562	7.75	11/15/20	57,989

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

6,171	7.90	1/20/21	6,186
34,082	7.90	1/20/21	34,502
55,210	7.95	2/15/20	60,365
36,641	7.95	5/20/25	37,223
100,716	7.95	7/20/25	115,128
42,042	7.95	8/20/25	42,937
137,685	7.95	9/20/25	163,329
16,430	7.95	10/20/25	16,480
32,703	7.95	10/20/25	33,127
27,487	7.95	10/20/25	27,707
42,626	7.95	1/20/26	44,031
37,665	7.95	1/20/26	38,282
75,832	7.95	4/20/26	80,650
25,123	7.95	9/20/26	25,200
23,017	7.95	11/20/26	23,187
31,319	7.95	12/20/26	31,736
40,821	7.95	3/20/27	41,672
17,675	7.99	2/20/21	17,730
44,992	7.99	4/20/21	46,620
67,533	7.99	7/20/21	75,083
63,928	7.99	10/20/21	73,661
102,147	7.99	1/20/22	118,387
137,406	7.99	6/20/22	160,248
98,694	8.00	10/15/14	109,312
8,552	8.00	5/15/16	8,580
13,773	8.00	6/15/16	14,079
19,387	8.00	9/15/16	19,736
1,799,195	8.00	4/15/31	2,103,583
1,030,873	8.00	6/20/31	1,245,872
1,043,898	8.00	8/20/33	1,251,028
142,896	8.10	5/20/19	162,477
3,976	8.10	6/20/19	3,985
48,785	8.10	7/20/19	50,856
18,545	8.10	9/20/19	18,604
61,815	8.10	9/20/19	67,741
18,049	8.10	10/20/19	18,107
20,499	8.10	1/20/20	20,564
11,100	8.25	8/15/15	11,138
204,816	8.25	4/15/19	232,667
61,391	8.25	2/15/20	68,164
35,113	8.40	2/15/19	35,618
78,243	8.40	6/15/19	86,131
41,307	8.40	2/15/20	42,155
16,354	8.50	4/15/15	18,244
64,622	8.50	9/15/16	71,634
10,301	8.50	1/15/17	11,831
54,065	8.50	10/20/22	64,233
20,678	8.50	9/20/24	24,901
45,259	8.50	3/20/25	54,388
94,756	8.50	12/20/26	115,015
31,792	8.60	6/15/18	32,110
23,051	8.63	10/15/18	26,137

See accompanying notes to schedule of investments.
DECEMBER 31, 2011	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2011

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

9,188	9.00	1/15/17	10,589
12,690	9.00	7/15/17	14,624
105,452	9.00	12/15/20	123,246
15,895	9.10	5/15/18	18,474
25,428	9.50	11/20/16	25,533
17,544	9.50	6/20/18	20,667
21,771	9.50	7/20/18	25,431
30,778	9.50	9/20/18	35,952
26,295	9.50	9/20/18	30,976
13,743	9.50	8/20/19	16,350
663	9.75	11/15/12	665
2,106	10.00	11/15/17	2,388
23,038	10.00	2/15/19	27,082
12,084	10.00	2/20/19	14,081
8,297	10.00	3/20/19	9,667
72,831	10.00	10/15/19	82,292
25,205	10.00	12/15/20	29,752
56,435	10.00	6/15/21	66,998
93,849	10.50	2/15/20	107,477
166,182	10.50	12/15/20	186,626
56,144	10.50	8/15/21	64,419
10,736	11.50	8/15/18	11,137

			98,893,653

Total Mortgage Pass-Through Securities
(cost: $628,079,428)			648,820,898

U.S. Treasury / Federal Agency Securities - 1.8%
Treasury Bill:
25,000,000	0.02	5/3/12	24,997,900
Treasury Bond:
3,000,000	2.00	11/15/21	3,034,218

Total U.S. Treasury / Federal Agency Securities
(cost: $27,992,125)			28,032,118

Collateralized Mortgage Obligations - 50.7%
Federal Home Loan Mortgage Corporation - 17.1%
108,851	5.50	2/15/34	110,815
66,306	6.00	9/15/21	70,622
113,302	6.00	6/15/28	113,257
1,285,283	6.50	9/15/23	1,450,465
357,446	6.50	3/15/24	382,755
4,885,500	6.50	4/15/29	5,805,147
105,889	6.50	2/15/30	121,162
381,290	6.50	8/15/31	417,711
1,566,203	6.50	1/15/32	1,723,088
385,402	6.50	2/15/32	441,698
574,326	6.50	3/15/32	624,973
1,198,542	6.50	6/25/32	1,343,070
126,139	6.50	7/15/32	140,994
736,320	6.50	7/25/43	835,193
2,885,827	6.50	9/25/43	3,312,252

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

877,202	6.50	9/25/43	[1]	989,744
942,815	6.50	10/25/43		1,058,991
141,896	6.70	9/15/23		159,424
6,097,734	6.85	10/25/42	[1]	7,065,614
310,056	6.95	3/15/28		357,590
120,183	7.00	12/15/20		131,793
78,850	7.00	3/15/21		88,592
467,692	7.00	9/15/21		510,943
423,992	7.00	10/15/22		482,849
80,100	7.00	11/15/22		90,365
2,254,506	7.00	3/25/23		2,528,479
81,913	7.00	4/15/23		93,484
111,510	7.00	5/15/23		126,604
277,654	7.00	7/15/23		316,354
714,345	7.00	1/15/24		816,424
90,766	7.00	3/15/24		104,849
342,731	7.00	8/15/25		396,895
471,459	7.00	9/15/26		542,618
5,876,858	7.00	8/15/27		6,322,113
6,457,216	7.00	10/15/27		6,912,815
7,119,188	7.00	6/15/28		7,640,438
806,820	7.00	6/15/29		934,990
1,227,920	7.00	8/15/29		1,407,234
9,079,871	7.00	8/15/29		10,313,341
3,692,377	7.00	9/15/29		3,954,281
977,942	7.00	10/20/29		1,127,447
12,533,740	7.00	11/15/29		14,186,514
24,906,460	7.00	12/15/29		28,289,943
662,109	7.00	1/15/30		767,477
2,646,626	7.00	6/15/31		3,069,162
228,429	7.00	7/15/31		265,911
727,339	7.00	4/15/32		841,240
3,435,780	7.00	5/15/32		3,983,759
24,766,484	7.00	12/15/40		28,650,763
25,114,343	7.00	3/15/41		29,063,044
23,150,632	7.00	8/15/41		27,142,713
3,167,285	7.00	2/25/43		3,685,993
1,147,876	7.00	3/25/43		1,280,655
1,037,512	7.00	7/25/43		1,184,845
10,122,221	7.00	9/25/43		11,806,551
39,473	7.50	6/15/17		40,291
345,113	7.50	10/15/21		389,549
828,583	7.50	7/15/22		943,287
1,015,747	7.50	3/15/23		1,159,162
3,559,418	7.50	4/15/23		4,063,239
258,716	7.50	9/20/26		296,706
1,463,452	7.50	3/15/28		1,692,144
943,445	7.50	9/15/29		1,095,391
1,097,105	7.50	6/15/30		1,276,145
950,268	7.50	9/15/30		1,106,018
461,249	7.50	9/15/30		544,640
564,394	7.50	11/15/30		657,071

See accompanying notes to schedule of investments.
6

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2011

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

5,427,299	7.50	6/15/34		6,908,069
2,404,097	7.50	2/25/42		2,881,859
1,494,248	7.50	7/25/43		1,718,076
1,121,058	7.50	9/25/43		1,313,839
34,745	8.00	3/15/21		39,643
330,237	8.00	7/15/21		375,719
78,017	8.00	11/25/22		85,652
3,203,096	8.00	2/15/23		3,662,795
68,916	8.00	3/15/23		78,777
131,077	8.00	4/25/24		148,498
97,481	8.00	2/15/27		110,803
501,385	8.00	11/20/29		578,368
826,097	8.00	1/15/30		960,134
78,223	8.25	6/15/22		89,370
404,440	8.30	11/15/20		459,028
124,921	8.50	10/15/22		140,171
518,957	8.50	3/15/25		597,009
223,270	8.50	3/15/32		265,039
490,409	9.00	12/15/19		552,021
10,810	9.15	10/15/20		11,949
494,837	9.50	2/15/20		544,058
1,597,857	9.50	2/25/42		1,944,891
110,623	10.00	6/15/20		127,408

				262,442,862

Federal National Mortgage Association - 26.1%
10,232,675	4.00	10/25/22		11,003,033
15,434,780	4.50	6/25/21		16,836,896
90,478	5.20	3/25/44	[1]	92,380
633,652	5.50	1/25/37		698,772
294,935	6.48	3/25/29	[1]	339,775
103,510	6.50	12/25/23		117,310
412,290	6.50	6/25/42		476,997
4,595,169	6.50	7/25/42		5,271,335
501,069	6.50	11/25/42		542,485
430,838	6.50	12/25/42		501,310
1,446,953	6.66	6/25/42	[1]	1,635,244
19,962,068	6.75	6/25/32		23,152,440
6,677,163	6.75	4/25/37		7,570,230
35,799	6.85	12/18/27		41,067
5,069,947	6.99	8/25/37	[1]	5,547,297
53,771	7.00	1/25/21		60,273
89,733	7.00	7/25/22		99,988
83,101	7.00	11/25/22		94,384
26,082	7.00	12/25/22		29,242
40,308	7.00	6/25/23		45,946
1,056,113	7.00	9/18/27		1,207,714
5,096,496	7.00	10/25/27		5,499,712
2,940,944	7.00	7/25/29		3,358,190
9,705,316	7.00	12/25/33		11,046,656
5,415,285	7.00	9/25/38		5,882,314
30,822,756	7.00	5/25/40		34,829,378
35,098,101	7.00	7/25/40		39,109,034

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

4,341,385	7.00	9/25/40		4,919,893
3,943,241	7.00	9/25/40		4,468,608
896,346	7.00	10/25/41		1,032,139
966,842	7.00	11/25/41		1,124,450
922,715	7.00	12/25/41		1,021,248
4,016,854	7.00	12/25/41		4,445,097
1,611,576	7.00	1/25/42		1,807,816
2,981,104	7.00	7/25/42		3,468,471
859,195	7.00	7/25/42		974,157
4,345,041	7.00	10/25/42		5,015,379
6,384,899	7.00	1/25/44		7,088,543
321,118	7.00	2/25/44		366,560
725,680	7.00	2/25/44		836,174
3,717,881	7.00	7/25/44		4,307,718
472,710	7.00	8/25/44		547,034
712,427	7.00	3/25/45		806,010
5,491,197	7.11	2/25/42	[1]	6,386,568
643,293	7.12	12/25/42	[1]	748,235
1,978,886	7.13	6/25/42	[1]	2,280,606
4,704,884	7.27	10/25/42	[1]	5,455,104
74,366	7.50	8/20/27		85,415
4,380,329	7.50	2/25/29		5,179,019
1,440,767	7.50	6/19/30	[1]	1,615,530
4,542,326	7.50	6/25/32		5,100,570
7,680,941	7.50	9/25/37		8,168,217
523,447	7.50	10/25/40		597,960
1,962,785	7.50	11/25/40		2,292,269
863,504	7.50	2/25/41		962,022
1,628,539	7.50	8/25/41		1,894,413
8,169,206	7.50	10/25/41		9,158,846
208,061	7.50	11/25/41		244,975
6,239,607	7.50	12/25/41		7,181,637
1,300,814	7.50	1/25/42		1,557,865
2,919,397	7.50	5/25/42		3,349,355
1,106,074	7.50	5/25/42		1,301,189
1,236,162	7.50	6/25/42		1,379,531
6,659,927	7.50	7/25/42		7,472,837
2,522,970	7.50	7/25/42		2,959,845
7,627,532	7.50	8/25/42		8,520,655
3,983,184	7.50	11/25/43		4,597,246
3,140,233	7.50	2/25/44		3,522,819
1,772,424	7.50	3/25/44		2,052,048
2,691,566	7.50	5/25/44		3,165,675
5,039,681	7.50	6/25/44		5,908,910
184,233	7.50	10/25/44		215,895
13,483,124	7.50	1/25/48		15,284,728
1,642,197	7.59	6/17/40	[1]	1,767,196
44,213	7.70	3/25/23		50,453
9,933,040	7.82	7/25/37	[1]	11,342,906
99,864	8.00	7/25/22		112,650
194,382	8.00	7/25/22		228,314
100,000	8.00	7/18/27		121,773

See accompanying notes to schedule of investments.
DECEMBER 31, 2011	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2011

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

6,936,280	8.00	6/25/41		8,238,595
202,648	8.00	7/25/44		227,349
9,993	8.50	1/25/21		11,993
91,285	8.50	9/25/21		107,150
80,099	8.50	1/25/25		92,050
3,811,837	8.50	6/18/27		4,397,370
12,431,622	8.50	8/25/29		15,386,534
650,937	8.50	6/25/30		765,159
1,018,529	8.50	6/25/30		1,177,960
2,445,173	8.50	10/25/30		2,916,671
1,596,375	8.58	11/25/37	[1]	1,965,640
20,596	8.70	12/25/19		23,336
1,567,952	8.72	11/25/37	[1]	1,797,854
28,686	8.75	9/25/20		31,569
124,963	8.95	10/25/20		142,629
198,349	9.00	7/25/19		222,744
80,578	9.00	12/25/19		91,095
8,308	9.00	3/25/20		9,491
46,481	9.00	5/25/20		55,254
21,744	9.00	6/25/20		24,800
65,371	9.00	6/25/20		74,457
13,131	9.00	7/25/20		15,055
63,873	9.00	9/25/20		73,165
38,988	9.00	10/25/20		44,711
560,502	9.00	1/25/21		667,044
103,338	9.00	8/1/22		118,021
415,678	9.00	11/25/28		466,196
1,697,928	9.00	6/25/30		1,993,290
274,209	9.00	10/25/30		330,410
57,137	9.05	12/25/18		63,239
69,941	9.25	1/25/20		79,672
1,324,999	9.45	6/25/32	[1]	1,520,292
2,621,904	9.48	2/25/44	[1]	3,270,825
53,698	9.50	12/25/18		60,642
110,042	9.50	3/25/20		126,514
14,834	9.50	4/25/20		16,832
92,966	9.50	11/25/20		107,493
338,523	9.50	11/25/31		395,535
2,525,830	9.50	10/25/41		3,201,490
725,439	9.50	12/25/41		876,385
69,754	9.50	12/25/41		83,042
84,304	9.51	10/25/42	[1]	101,590
154,268	9.60	3/25/20		177,528
455,452	9.68	3/25/39	[1]	529,299

				401,659,945

Government National Mortgage Association - 3.5%
860,591	6.50	9/20/28		993,786
211,364	6.50	3/20/31		245,997
7,093,355	7.00	9/16/23		7,906,768
70,860	7.00	4/16/26		80,165
17,777,474	7.00	5/20/38		19,406,683

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

16,441,038	7.00	6/20/40		18,463,610
227,894	7.50	6/20/26		262,558
215,499	7.50	5/16/27		263,342
2,163,433	8.00	10/16/29		2,498,840
840,832	8.00	1/16/30		971,570
392,538	8.00	1/16/30		453,215
729,123	8.00	3/16/30		917,109
1,753,272	8.50	9/20/30		1,752,869
60,205	8.50	2/20/32		75,839

				54,292,351

Vendee Mortgage Trust - 4.0%
9,920,307	3.75	12/15/33		10,489,078
885,437	6.00	2/15/30		933,437
14,616,150	6.50	1/15/29		17,088,087
7,315,933	6.50	8/15/31		8,561,211
3,559,411	6.75	6/15/26		4,158,351
3,304,353	7.00	3/15/28		3,855,071
410,406	7.02	7/15/30	[1]	472,396
998,645	7.25	9/15/22		1,131,338
1,128,668	7.25	9/15/25		1,293,476
1,049,680	7.50	6/15/30		1,198,572
1,506,472	7.75	5/15/22		1,725,136
1,968,487	7.75	9/15/24		2,272,597
615,291	8.00	2/15/25		718,095
6,231,297	8.03	3/15/25	[1]	7,849,487
226,126	8.29	12/15/26		265,987

				62,012,319

Total Collateralized Mortgage Obligations
(cost: $776,550,147)				780,407,477

Asset-Backed Securities - 1.5%
Federal Home Loan Mortgage Corporation - 0.7%
68,178	6.09	9/25/29	[1]	71,602
250,000	6.28	10/27/31	[1]	281,282
440,875	7.00	11/25/30	[1]	456,995
4,013,888	7.15	9/25/28	[1]	4,476,739
3,168,639	7.16	7/25/29		3,627,481
1,222,244	7.27	8/25/28	[1]	1,306,274

				10,220,373

Federal National Mortgage Association - 0.2%
93,025	0.63	11/25/32	[1]	85,898
520,379	4.69	10/25/33	[1]	520,258
422,275	5.41	9/26/33	[1]	445,813
156,776	5.75	2/25/33	[1]	165,093
366,322	6.47	10/25/31	[1]	382,225
774,313	6.51	5/25/32	[1]	829,110
762,388	6.59	10/25/31	[1]	848,275
191,430	6.83	7/25/31	[1]	198,851
79,815	7.80	6/25/26	[1]	79,772

				3,555,295

See accompanying notes to schedule of investments.
8

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2011

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)/ Contacts	Coupon Rate (%)	Maturity Date	Fair Value ($)
Small Business Administration - 0.6%
7,863,281	7.33	8/1/20	8,764,553

Total Asset-Backed Securities			22,540,221

(cost: $22,070,923)

Put Options Purchased [10] - 0.0%
300	U.S. Treasury 5 Year Future Put Options: $123.25 strike February 2012 expiration
Total Put Options Purchased			91,406

(cost: $111,456)
Total Investments in Securities - 96.1%			1,479,892,120

(cost: $1,454,804,079)

Contracts		Fair Value ($)
Call Options Written [10] - 0.0%
(800)	U.S. Treasury 2 Year Future Call Options: $110.25 strike February 2012 expiration
Total Call Options Written
(premiums received: $146,536)		(112,501)

Other Assets and Liabilities, net - 3.9%		59,718,816

Total Net Assets - 100.0%		$1,539,498,435

[1]	Variable rate security. Rate disclosed is as of December 31, 2011.
[10]	The amount of $11,500,000 in cash was segregated with the broker to cover put options purchased and call options written as of December 31, 2011.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the inputs used to value the Fund’s net assets as of December 31, 2011 is as follows (see notes to schedule of investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Assets
Collateralized Mortgage
Obligations	—	780,407,477	—	780,407,477
Mortgage Pass-Through Securities	—	648,820,898	—	648,820,898
U.S. Treasury / Federal Agency
Securities	—	28,032,118	—	28,032,118
Asset-Backed Securities	—	22,540,221	—	22,540,221
Put Options Purchased	91,406	—	—	91,406
	91,406	1,479,800,714	—	1,479,892,120
Liabilities
Call Options Written	(112,501)	—	—	(112,501)

See accompanying notes to schedule of investments.
DECEMBER 31, 2011	9

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2011

Securities Valuation:

Investments in Securities

Investment securities are carried at fair value based upon closing market quotations on the last business day of the period. Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, at the last reported bid price. The current fair value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from broker-dealers or quotation systems. Securities for which market quotations are not available, such as private placement securities, are valued at fair value according to methods selected in good faith by the Adviser and may include dealer-supplied valuations. Short-term investments of sufficient credit quality with maturities of 60 days or less when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Option and future contracts entered into and held by the Fund are valued at the close of the securities and commodities exchange on which they are traded.

Derivative Instruments

The Fund applies derivative instrument disclosure standards in order to enable investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s financial statements.

To hedge interest rate risk, the U.S. Government Securities Fund purchased put option and wrote call option contracts traded on a U.S. exchange. Risks of purchasing and writing options include the possibility of an illiquid market and that a change in the value of the option may not correlate with changes in the value of the underlying securities.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded. During the nine months ended December 31, 2011, the average cost for purchased options and premium received in the U.S. Government Securities Fund for written options were $576,423 and $335,452, respectively. The number of open option contracts outstanding as of December 31, 2011 also serve as indicators of the volume of activity for the Fund throughout the period.

Balance Sheet - Values of derivatives as of December 31, 2011

U.S. Government Securities Fund
	Asset Derivatives Value	Liability Derivatives Value
Interest rate risk:
Purchased put options	$91,406	—
Written call options	—	$112,501

Transactions in written options for the nine months ended December 31, 2011 were as follows:

	Number of Contracts	Premium
Outstanding, March 31, 2011	750	$300,953
Call options written	8,700	3,096,448
Call options expired	(200)	(58,510)
Call options closed	(8,450)	(3,192,355)
Outstanding, December 31, 2011	800	$146,536

10

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2012

Fair Value Measurements

The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•

Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•

Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs of methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The fair value of the Fund’s bonds are generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities.

For the period ended December 31, 2011, there were no transfers between Levels 1, 2 and 3.

A summary of the levels for the Fund’s investments as of December 31, 2011 is included with the Fund’s schedule of investments.

At December 31, 2011, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis
U.S. Government Securities	$36,218,128	($11,130,087)	$25,088,041	$1,454,804,079

DECEMBER 31, 2011	11

Item 2.	Controls and Procedures.

(a) The principal financial officer and principal executive officer have concluded that the Sit U.S. Government Securities Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.	Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit U.S. Government Securities Fund, Inc.

By:	/s/ Paul E. Rasmussen
Paul Rasmussen
Vice President and Treasurer

Date:	February 9, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen
Paul Rasmussen
Vice President and Treasurer

Date:	February 9, 2012

By:	/s/ Roger J. Sit
Roger J. Sit
President

Date:	February 9, 2012